Derivative Instruments and Hedging Activities:	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities:
Derivative Instruments and Hedging Activities:

5. Derivative Instruments and Hedging Activities:

        Amounts paid (received) as a result of interest rate agreements are recorded as an addition (reduction) to (of) interest expense. The Company recorded other comprehensive income (loss) related to the marking-to-market of interest rate agreements of $22,160, $28,028 and ($29,902) for the years ended December 31, 2010, 2009 and 2008, respectively. The amount expected to be reclassified to interest expense in the next 12 months is immaterial.

        The following derivatives were outstanding at December 31, 2010:

Property/Entity(1)	Notional Amount	Product	Rate	Maturity	Fair Value
La Cumbre Plaza	$30,000	Cap	3.00%	6/9/2011	$—
Paradise Valley Mall	85,000	Cap	5.00%	9/12/2011	—
The Oaks	150,000	Cap	6.25%	7/1/2011	—
Victor Valley Mall	100,000	Swap	5.08%	4/25/2011	(1,515)
Vintage Faire Mall	135,000	Swap	5.08%	4/25/2011	(2,046)
Westside Pavilion	175,000	Cap	5.50%	6/5/2011	—
Westside Pavilion	165,000	Swap	5.08%	4/25/2011	(2,500)
(1)
See additional disclosure in Note 10—Mortgage Notes Payable.

	Asset Derivatives			Liability Derivatives
		2010	2009		2010	2009
	Balance Sheet Location	Fair Value	Fair Value	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate cap agreements	Other assets	$—	$80	Other liabilities	$—	$—
Interest rate swap agreements	Other assets	—	—	Other liabilities	6,061	28,206

Total derivatives designated as hedging instruments		—	80		6,061	28,206

Derivatives not designated as hedging instruments
Interest rate cap agreements	Other assets	—	—	Other liabilities	—	—
Interest rate swap agreements	Other assets	—	—	Other liabilities	—	—

Total derivatives not designated as hedging instruments		—	—		—	—

Total derivatives		$—	$80		$6,061	$28,206

        The following table presents the Company's derivative instruments measured at fair value as of December 31, 2010:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative instruments	$—	$—	$—	$—
Liabilities
Derivative instruments	—	6,061	—	6,061

        Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties. However, as of December 31, 2010, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.